American Funds Insurance Series
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

October 5, 2012

Document Control
Division of Investment Management
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:	American Funds Insurance Series
File No. 002-86838 and No. 811-03857

Ladies/Gentlemen:

On behalf of American Funds Insurance Series, we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 59 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 59 under the Investment Company Act of 1940, both Acts as amended.

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 due to the addition of a new class of shares to the Trust, Class 4 shares. We propose that the share class becomes effective on December 14, 2012 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to December 14 in order to update certain data and exhibits for the new class of shares.

If you have any questions about the enclosed, please telephone Michael Triessl at 213/615-4024 or me at 213/486-9447.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

cc	Sally Samuel
Division of Investment Management –
Office of Insurance Products